Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 602,155	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $353,082 in 2013 and $328,893 in 2012	3,001,900	3,019,424
Accounts receivable from related parties	141,272	137,809
Inventories	1,053,355	1,036,809
Prepaid expenses and other current assets	947,544	937,761
Deferred tax asset, current	297,949	307,613
Total current assets	6,044,175	6,127,456
Property, plant and equipment, net	3,007,904	2,940,603
Intangible assets	671,402	710,116
Goodwill	11,520,812	11,421,889
Deferred tax asset, non-current	141,288	133,753
Equity Method Investments	639,903	637,373
Other assets	509,036	354,808
Total assets	22,534,520	22,325,998
Current liabilities:
Accounts payable	505,405	622,294
Accounts payable to related parties	110,252	123,350
Accrued expenses and other current liabilities	1,888,529	1,787,471
Short-term borrowings and other financial liabilities	112,489	117,850
Short-term borrowings from related parties	73,048	3,973
Current portion of long-term debt and capital lease obligations	471,561	334,747
Income tax payable, current	195,139	150,003
Deferred tax liability, current	33,614	30,303
Total current liabilities	3,390,037	3,169,991
Total long-term debt less current maturities	7,772,303	7,785,740
Other liabilities	302,755	260,257
Pension liabilities	474,856	457,673
Income tax payable, non-current	193,432	201,642
Deferred tax liability, non-current	662,627	664,001
Long term debt from related parties		56,174
Total liabilities	12,796,010	12,595,478
Noncontrolling interests subject to put provisions	641,021	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding as of December 31, 2012 (see note 7)	0	4,462
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 308,317,517 issued and 300,768,566 outstanding	381,488	374,915
Treasury Stock	505,014	0
Additional paid-in capital	3,510,965	3,491,581
Retained earnings	6,028,524	5,563,661
Accumulated other comprehensive (loss)	(561,438)	(492,113)
Total Company shareholders' equity	8,854,525	8,942,506
Minority interest	242,964	264,754
Total equity	9,097,489	9,207,260
Total liabilities and equity	$ 22,534,520	$ 22,325,998